Plant and Equipment, net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

	2024	2025	2025
	HK$	HK$	US$
Office furniture and equipment	2,590,799	2,885,799	370,788
Motor vehicles	3,803,655	3,714,960	477,324
Leasehold improvements	5,172,100	5,761,720	740,307
Subtotal	11,566,554	12,362,479	1,588,419
Less: accumulated depreciation	(7,823,221)	(8,345,903)	(1,072,341)
Total	3,743,333	4,016,576	516,078